Earnings / (loss) per share	12 Months Ended
Dec. 31, 2021
Earnings Loss Per Share
Earnings / (loss) per share

21.	Earnings / (loss) per share

	2021	2020
Basic earnings/ (loss) per ordinary share	1.80	(68.53)
Diluted earnings/ (loss) per ordinary share	1.79	(68.53)
Number of ordinary shares used for loss per share (weighted average)
Basic	13,110,158	2,672,200
Diluted	13,198,054	2,672,200

Basic earnings/ (loss) per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings/ (loss) per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

At December 31, 2021, there were 42,896 outstanding RSUs, 15,000 RSUs that ordinary shares have yet to be issued for and 30,000 outstanding incentive shares (note 8) that could potentially have a dilutive impact on earnings per share in the future. The following anti-dilutive instruments are excluded from the 2021 calculation of diluted weighted average number of ordinary shares outstanding, including the outstanding equity awards of up to 284,250 ordinary shares and 284,250 warrants issuable under the earn-out arrangements, and the 8,869,633 warrants outstanding as of December 31, 2021.

For 2020, the diluted loss per share reflects the basic loss per share since the effects of potentially dilutive securities are anti-dilutive. In 2020 and 2019, the Group was loss-making, therefore, anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding, including the outstanding equity awards of up to 1,137,000 ordinary shares and 1,137,000 warrants issuable under the earn-out arrangements, and the 9,929,139 warrants issued in 2020 and outstanding as of December 31, 2020. These warrants and options could potentially dilute basic earnings per share in the future.